Property, Plant and Equipment and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment and Intangible Assets [Abstract]
Summary of Movements in Property Plant and Equipment and Intangible Assets

Movements in property, plant and equipment and intangible assets during the three months ended March 31, 2026 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Land and Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2026	$2,927,062	$5,099,693	$441,516	$522,851	$114,064	$184,744	$9,289,930
Additions	22,290	408,628	75,737	6,189	3,363	13,360	529,567
Disposals	(972)	—	—	—	(229)	(5,357)	(6,558)
Reclassified between assets	41,535	—	(41,535)	—	—	—	—
Reclassification and other	—	537	—	—	—	—	537
Effect of currency translation	(2,074)	—	(283)	—	(719)	(15)	(3,091)
Cost as of March 31, 2026	$2,987,841	$5,508,858	$475,435	$529,040	$116,479	$192,732	$9,810,385
Accumulated depreciation, amortization and impairment as of January 1, 2026	$(1,143,408)	$(726,116)	$—	$—	$(67,323)	$(97,999)	$(2,034,846)
Depreciation and amortization	(20,094)	(38,661)	—	—	(1,219)	(7,473)	(67,447)
Depreciation and amortization of disposals	249	—	—	—	224	5,357	5,830
Reclassification and other	—	(537)	—	—	—	—	(537)
Effect of currency translation	733	—	—	—	255	15	1,003
Accumulated depreciation, amortization and impairment as of March 31, 2026	$(1,162,520)	$(765,314)	$—	$—	$(68,063)	$(100,100)	$(2,095,997)
Net book value
As of January 1, 2026	$1,783,654	$4,373,577	$441,516	$522,851	$46,741	$86,745	$7,255,084
As of March 31, 2026	$1,825,321	$4,743,544	$475,435	$529,040	$48,416	$92,632	$7,714,388